GOING CONCERN	12 Months Ended
Dec. 31, 2022
GOING CONCERN
GOING CONCERN

NOTE 2. GOING CONCERN

The Company has incurred recurring losses from operations. Future capital requirements will depend on many factors, including the Company’s ability to sell and develop products, generate cash flow from operations, and assess competing market developments. The Company may need additional capital in the future.

As of December 31, 2022, the Company has an accumulated deficit of approximately $78,300,000. During the year ended December 31, 2022, the Company also experienced negative cash flows from operating activities of approximately $6,100,000 and has $2,005,000 of convertible notes payable due in various amounts between March and May 2023. It appears these principal conditions or events, considered in the aggregate, could indicate it is probable that the Company will be unable to meet its obligations as they become due within one year after the date the financial statements are issued. However, the Company has identified factors that mitigate the probable conditions that have raised substantial doubt about the entity’s ability to continue as a going concern.

Underwritten Public Offering

On May 18, 2022, we received approximately $8,700,000 of net proceeds from the sale of an Underwritten Public Offering of 2,352,942 units (Units) at a public offering price of $4.25 per Unit, with each Unit consisting of one share of our Common Stock, par value $0.00001, and two warrants (the “Common Warrants”) each to purchase one share of Common Stock.

On May 19, 2022, the principal balance of the Armistice Capital Master Fund, Ltd 18% Original Issue Discount Convertible Debenture in default at March 31, 2022 of $3,048,781, was paid in full satisfying all amounts due and accrued under the default, including penalty, damages and interest provisions of the loan agreement (see Note 8).

On September 28, 2022, as a result of the PIPE Offering, the Common Warrants exercise price was adjusted to $2.125 per share. During the year ended December 31, 2022, 1,647,564 common warrants were exercised from which the Company received approximately $3,328,000 of proceeds net of issuance costs.

Private Investment in Public Equity Offering (“PIPE Offering”)

On September 28, 2022, the Company entered into a PIPE Offering pursuant to a Securities Purchase Agreement (the “Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with institutional investors. On September 30, 2022, the Company received approximately $5,120,000 of net proceeds from the PIPE Offering.

Senior Convertible Debt Offering (“Debt Offering”)

On March 9, 2023, the Company received approximately $2,500,000 of net proceeds from a Debt Offering pursuant to a Purchase Agreement (the “Agreement”) and Registration Rights Agreement with institutional investors. (see Note 16).

The Debt Offering includes 15% Original Issue Discount Convertible Notes (the “Notes”) and Common Stock Purchase Warrants (the “Warrants”).  Under the terms of the Agreement, the Company received $3,000,000 from the Purchasers and in exchange issued the Notes in principal amounts of $3,529,412 and Warrants to purchase up to 386,998 shares of the Company’s common stock. The Notes are convertible voluntarily by the Purchaser at any time the principal amounts are outstanding into shares of our common stock at a conversion price of $2.28. The Notes are due March 10, 2025, and accrue interest quarterly at 5% per annum. The accrued interest is payable by way of inclusion in the convertible amount. The Warrants are exercisable at any time through March 9, 2028, into shares of our common stock at an exercise price of $2.52 per share.

The Company is obligated for convertible notes issued in 2021 plus interest at 12% per annum. Total principal balances of the convertible notes at December 31, 2022 are $2,005,000 and are due $1,100,000, $155,000 and $750,000 in March 2023, April 2023 and May 2023, respectively. As of March 3, 2023, the Company paid $600,000 of the notes that matured as of that date. On March 31, 2023, the Company will pay $500,000 of the notes due on that date. On March 13, 2023, the Company provided a 30-day notice to the note holders with amounts due on April 16, 2023 and May 31, 2023, that it will prepay the principal and all accrued interest due on April 12, 2023. The March 2023 Debt Offering requires that the $2,005,000 of the convertible notes payable due in March, April and May 2023 be paid by April 24, 2023.

Management believes that the net offering proceeds, including warrants exercised, of approximately $19,646,000 from the Underwritten Public Offering and PIPE Offering in 2022 and the Debt Offering in March 2023, after the 2023 payments required for the convertible notes payable and accrued interest of approximately $2,439,000, provide adequate working capital for operating activities for the next twelve months after the date the financial statements are issued.  As such, substantial doubt about the entity’s ability to continue as a going concern was alleviated.